Employee Benefit Plans (Weighted-Average Rate Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.06%	4.08%
Salaried Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.02%	3.99%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.72%	6.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.99%	3.70%	4.21%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.60%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	6.90%	6.80%
U S W Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.96%	3.94%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.28%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.73%	3.63%	4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.60%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	3.50%	3.50%
I U O E Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.09%	4.12%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.78%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.12%	3.79%	4.41%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.70%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	5.00%	5.00%	5.00%
Other Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.08%	3.43%	3.85%
Minimum [Member] | Salaried Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			4.00%
Maximum [Member] | Salaried Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			11.00%